Allocation of Purchase Price of Assets Acquired and Liabilities Assumed (Detail)) - USD ($) $ in Thousands	Jun. 30, 2018	Aug. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Assets
Goodwill	$ 270,678		$ 250,342	$ 233,755
II-VI Compound Semiconductor Ltd (Kaiam Laser Limited, Inc)
Assets
Accounts receivable		$ 79
Inventories		4,559
Prepaid and other assets		1,246
Property, plant & equipment		63,899
Intangible assets		4,046
Goodwill		18,956
Total assets acquired		92,785
Liabilities
Accounts payable		751
Other accrued liabilities		2,486
Deferred tax liabilities		10,555
Total liabilities assumed		13,792
Net assets acquired		$ 78,993
Integrated Photonics, Inc
Assets
Accounts receivable			2,083
Inventories			3,968
Prepaid and other assets			322
Property, plant & equipment			11,235
Intangible assets			23,554
Goodwill			17,514
Total assets acquired			58,676
Liabilities
Accounts payable			847
Other accrued liabilities			1,032
Long-term debt assumed			3,834
Deferred tax liabilities			9,802
Total liabilities assumed			15,515
Net assets acquired			$ 43,161